Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 03, 2022	Dec. 02, 2022	Dec. 01, 2022	Dec. 31, 2021	Dec. 03, 2021	Dec. 02, 2021	Dec. 01, 2021
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Total	$ 2,174,792				$ 1,529,832
Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal					160,018
Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal	373,692				279,814
Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal	1,801,100				1,090,000
Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Total				$ 2,174,792				$ 1,529,832
Stage 1 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal								160,018
Stage 1 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal				373,692				279,814
Stage 1 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal				1,801,100				1,090,000
Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Total
Stage 2 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal
Stage 2 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal
Stage 2 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal
Stage 3 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Total
Stage 3 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal
Stage 3 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal
Stage 3 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Subtotal
Normal [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal					160,018
Normal [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	373,692				279,814
Normal [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,801,100				1,090,000
Normal [Member] | Stage 1 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal								160,018
Normal [Member] | Stage 1 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal				373,692				279,814
Normal [Member] | Stage 1 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal				1,801,100				1,090,000
Normal [Member] | Stage 2 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Normal [Member] | Stage 2 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Normal [Member] | Stage 2 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Normal [Member] | Stage 3 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Normal [Member] | Stage 3 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Normal [Member] | Stage 3 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 1 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 1 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 1 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 2 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 2 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 2 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 3 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 3 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Substandard [Member] | Stage 3 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Substandard
Non-complying [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 1 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 1 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 1 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 2 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 2 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 2 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 3 Individual [Member] | Domestic Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 3 Individual [Member] | Foreign Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying
Non-complying [Member] | Stage 3 Individual [Member] | Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Non-complying